S000048336 [Member] Performance Management - Bridge Builder Small/Mid Cap Growth Fund	Jun. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s year-to-year performance and the table shows how the Fund’s average annual total returns for one, five and ten years compared to that of a broad measure of market performance and a more narrowly based index that reflects the market sectors in which the Fund invests. Prior to October 28, 2026, the Fund’s principal investment strategy focused on small and mid-capitalization companies with growth characteristics. Performance prior to that date reflects the Fund’s prior principal investment strategy. The performance information shown here reflects only Fund performance and does not reflect annual program or administrative fees you may be charged for participating in an Advisory Program. See the Fund’s website www.bridgebuildermutualfunds.com/literature for updated performance information. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s year-to-year performance and the table shows how the Fund’s average annual total returns for one, five and ten years compared to that of a broad measure of market performance and a more narrowly based index that reflects the market sectors in which the Fund invests.
Performance Additional Market Index [Text]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 non-mega cap companies based on a combination of their market cap and current index membership. The Russell 2500® Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500® Index companies with higher price-to-book ratios and higher forecasted growth values. The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.
Bar Chart [Heading]	Year-by-Year Total Returns Calendar Year Ended December 31
Bar Chart Closing [Text Block]

Quarterly Returns
Highest (quarter ended June 30, 2020)	29.32%
Lowest (quarter ended March 31, 2020)	-20.63%
The performance information shown above is based on a calendar year. The Fund’s performance (before taxes) from 1/1/26 to 9/30/26 was 5.16%.

Performance Table Heading	Average Annual Total Returns
Performance Table Narrative
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Performance Table Market Index Changed	Effective October 28, 2026, the Fund changed its secondary benchmark from the Russell 2500® Growth Index to the Russell Midcap® Index because the Adviser believes that the Russell Midcap® Index is more appropriate in light of the Fund’s current investment strategy.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Average Annual Return, Caption [Optional Text]	Average Annual Total Return as of December 31, 2025
Performance Availability Website Address [Text]	www.bridgebuildermutualfunds.com/literature
Bridge Builder Small/Mid Cap Growth Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s performance (before taxes) from 1/1/26 to 9/30/26
Bar Chart, Year to Date Return	5.16%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	29.32%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(20.63%)
Lowest Quarterly Return, Date	Mar. 31, 2020